INVENTORIES - Composition of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of inventories [Abstract]
Raw materials	$ 36,396	$ 28,099
Work in process	20,207	18,635
Finished goods	71,630	56,736
Current inventories	$ 128,233	$ 103,470